Fair value of financial assets and liabilities	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Fair value of financial assets and liabilities
30.	Fair value of financial assets and liabilities

	Fair value measured based on
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	647	—	—	647
Commodity derivatives	16	87	—	103
Foreign currency derivatives	—	40	—	40

Balance at June 30, 2019	663	127	—	790

Balance at December 31, 2018	1,091	1	—	1,092

Liabilities
Foreign currency derivatives	—	(150)	—	(150)

Balance at June 30, 2019	—	(150)	—	(150)

Balance at December 31, 2018	108	(208)	—	(100)

The estimated fair value for the Company’s long-term debt, computed based on the prevailing market rates, is set out in note 12.3.

The fair values of cash and cash equivalents, short-term debt and other financial assets and liabilities are equivalent or do not differ significantly from their carrying amounts.